Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

January 9, 2015

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Montage Managers Trust: Initial Registration Statement on Form N-1A File Nos. 333- and 811-23023

Ladies and Gentlemen:

On behalf of our client, Montage Managers Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A, together with certain exhibits thereto.

Please contact me at (202) 373-6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

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